UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Long Duration U.S. Credit Fund

Annual Report	October 31, 2021

Investment Adviser:

Legal and General Investment Management America

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-833-44-LGIMA; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021 (Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

LGIMA’s Long Duration U.S. Credit Fund returned 4.74% from 5/27/2021 to 10/31/21, underperforming its benchmark, the Bloomberg US Long Credit Index by 50bps.

At the turn of the year, our investment thesis argued that attention would pivot away from the work from home theme and the disruption caused by COVID 19 to the gradual reopening of the global economy. Consequently, we reoriented portfolios to benefit from this narrative playing out. We increased exposures to sectors most levered to a rebound in economic activity, while paring back allocations in sectors that benefited disproportionately from restrictions aimed at limiting the fallout from the virus.

While we had high conviction that economic growth would stage a significant rebound in 2021, we were acutely aware of the investment challenge presented by already elevated valuations. In response to severe market dislocations in the immediate aftermath of the pandemic, major central banks took policy rates to the zero bound/deeper into negative territory, engaged in aggressive quantitative easing, and introduced other unconventional measures to unclog the pipes of the financial system. These provisions not only provided a backstop for disorderly markets, but they pushed spreads to near historical tights for investment grade credit. Given this sharp recovery in asset prices, we believed that outsized gains from the beta trade were largely in the rearview mirror and getting relative value calls on sector allocation and security selection correct would be imperative for outperformance in 2021.

The fund’s performance has largely reflected the delicate balancing act between improving fundamentals and a significant degree of optimism already priced in to investment grade credit. Performance from asset allocation was positive this year as we were rewarded for identifying sectors that had either lagged in the recovery and/or stood to continue to outperform as the economy reopened. More specifically, overweight positioning in Midstreams, Retail REITS, and Finance Companies added value. Our decision to underweight technology, a sector that led the recovery in 2020 and entered 2021 at tight valuations, also paid off as the sector lagged investment grade peers this year. However, security selection offset gains from asset allocation during this period, leading to modest underperformance overall.

Looking ahead to 2022, the current fixed income landscape presents a significant challenge for investors as yields remain relatively low and credit spreads continue to hover around historical tights. Given such elevated valuations, we contend that measured risk-taking and a disciplined, relative value approach to investing will become increasingly important in the coming quarters.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021 (Unaudited)

We currently maintain a negative outlook of US corporate credit over the intermediate term. Our view is predicated on the belief that historically tight spreads fail to adequately compensate investors for the burgeoning risks to the outlook. More specifically, we believe continued disruptions from COVID, slowing growth in China, and the anticipated synchronized reduction in monetary stimulus by global central banks are all factors that can reintroduce volatility into investment grade credit and serve as catalysts for wider spreads. Particularly, in the U.S. we see increased risks for the Fed to tighten policy faster than the market expects as inflationary pressures continue to build.

From an asset allocation perspective, our bearish outlook has translated into a defensive posture overall, with our treasury exposure hovering around recent highs in long duration credit strategies. Moreover, our portfolio has become more concentrated, as we believe that increasing exposure towards our highest conviction names is conducive to improving alpha generation in an environment complicated by rich valuations. As our elevated Treasury position indicates, we stand ready to add risk at cheaper valuations should recent weakness in risky assets continue to permeate through to investment grade credit.

Definition of the Comparative Index

The Bloomberg US Long Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with remaining maturity of greater than or equal to 10 years.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021 (Unaudited)

TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
Annualized Inception to Date*
W Class Shares	4.74%
Bloomberg US Long Credit Index	5.24%

* The Fund commenced operations on May 27, 2021.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

 SECTOR WEIGHTING † (unaudited)

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 83.5%

	Face Amount	Value

COMMUNICATION SERVICES — 12.5%
Alphabet
1.900%, 08/15/2040	$30,000	$27,129
America Movil
6.125%, 03/30/2040	35,000	49,432
AT&T
4.500%, 05/15/2035	95,000	109,773
3.650%, 09/15/2059	90,000	91,288
3.550%, 09/15/2055	405,000	410,302
Charter Communications Operating
4.800%, 03/01/2050	65,000	73,801
3.900%, 06/01/2052	5,000	5,053
3.850%, 04/01/2061	10,000	9,657
3.700%, 04/01/2051	85,000	83,373
3.500%, 06/01/2041	75,000	73,501
Comcast
3.400%, 04/01/2030	145,000	158,174
2.987%, 11/01/2063 (A)	10,000	9,551

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
2.937%, 11/01/2056 (A)	$258,000	$248,414
2.887%, 11/01/2051 (A)	115,000	111,719
Rogers Communications
5.000%, 03/15/2044	15,000	18,209
Time Warner Cable
5.875%, 11/15/2040	80,000	100,686
4.500%, 09/15/2042	40,000	43,660
T-Mobile USA
3.600%, 11/15/2060	20,000	20,057
3.300%, 02/15/2051	30,000	29,390
3.000%, 02/15/2041	40,000	38,429
Verizon Communications
3.550%, 03/22/2051	255,000	274,514
3.400%, 03/22/2041	65,000	68,082
2.987%, 10/30/2056	110,000	104,295
ViacomCBS
5.850%, 09/01/2043	120,000	163,113
4.950%, 05/19/2050	10,000	12,619
4.375%, 03/15/2043	25,000	28,540
Vodafone Group
4.250%, 09/17/2050	70,000	81,958
Walt Disney
3.600%, 01/13/2051	50,000	56,986
3.500%, 05/13/2040	65,000	71,698
2.750%, 09/01/2049	55,000	53,949

		2,627,352

CONSUMER DISCRETIONARY — 2.4%
Amazon.com
3.100%, 05/12/2051	70,000	75,105
2.875%, 05/12/2041	40,000	41,358
General Motors
5.150%, 04/01/2038	40,000	48,256
General Motors Financial
3.600%, 06/21/2030	25,000	26,643
Home Depot
3.350%, 04/15/2050	40,000	44,432
3.300%, 04/15/2040	65,000	70,538
3.125%, 12/15/2049	30,000	32,046

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
University of Southern California
3.028%, 10/01/2039	$150,000	$158,747

		497,125

CONSUMER STAPLES — 7.6%
7-Eleven
2.800%, 02/10/2051 (A)	20,000	18,749
2.500%, 02/10/2041 (A)	30,000	27,851
Altria Group
5.950%, 02/14/2049	65,000	82,873
3.700%, 02/04/2051	65,000	61,776
3.400%, 02/04/2041	90,000	83,843
2.450%, 02/04/2032	45,000	42,730
Anheuser-Busch
4.900%, 02/01/2046	210,000	266,919
4.700%, 02/01/2036	165,000	199,767
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	80,000	112,096
BAT Capital
4.758%, 09/06/2049	25,000	27,100
4.540%, 08/15/2047	90,000	94,217
4.390%, 08/15/2037	110,000	117,453
Coca-Cola
3.000%, 03/05/2051	50,000	53,125
2.500%, 06/01/2040	40,000	39,362
Constellation Brands
4.100%, 02/15/2048	35,000	40,254
Fomento Economico Mexicano
3.500%, 01/16/2050	35,000	37,353
Keurig Dr Pepper
5.085%, 05/25/2048	10,000	13,266
4.985%, 05/25/2038	10,000	12,522
Nestle Holdings
4.000%, 09/24/2048 (A)	20,000	25,101
3.900%, 09/24/2038 (A)	25,000	29,522
PepsiCo
2.750%, 10/21/2051	40,000	41,187
2.625%, 10/21/2041	15,000	15,171

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Philip Morris International
4.125%, 03/04/2043	$45,000	$50,284
Walmart
2.650%, 09/22/2051	30,000	30,651
2.500%, 09/22/2041	35,000	35,145

		1,558,317

ENERGY — 8.6%
BP Capital Markets America
3.379%, 02/08/2061	25,000	25,597
3.060%, 06/17/2041	20,000	20,162
3.001%, 03/17/2052	45,000	44,308
2.939%, 06/04/2051	85,000	82,853
Columbia Pipeline Group
5.800%, 06/01/2045	35,000	47,717
ConocoPhillips
6.950%, 04/15/2029	120,000	159,204
Devon Energy
5.000%, 06/15/2045	25,000	30,384
Energy Transfer
5.400%, 10/01/2047	40,000	47,968
5.150%, 03/15/2045	170,000	197,932
5.000%, 05/15/2050	35,000	40,936
4.900%, 03/15/2035	35,000	39,720
Enterprise Products Operating
4.950%, 10/15/2054	35,000	44,941
4.250%, 02/15/2048	45,000	51,445
3.300%, 02/15/2053	20,000	20,014
Equinor
3.625%, 04/06/2040	40,000	45,017
Exxon Mobil
4.227%, 03/19/2040	45,000	53,730
Hess
5.600%, 02/15/2041	25,000	31,461
Kinder Morgan
5.550%, 06/01/2045	20,000	25,695
5.200%, 03/01/2048	20,000	25,003
Marathon Petroleum
4.500%, 04/01/2048	20,000	23,325

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
MPLX
2.650%, 08/15/2030	$70,000	$69,705
Phillips 66 Partners
4.900%, 10/01/2046	20,000	25,240
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	30,000	37,814
4.682%, 05/01/2038 (A)	30,000	35,811
Shell International Finance BV
4.125%, 05/11/2035	45,000	53,191
3.750%, 09/12/2046	45,000	52,307
Southern Natural Gas
4.800%, 03/15/2047 (A)	20,000	24,524
Suncor Energy
3.750%, 03/04/2051	40,000	43,626
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	35,000	39,650
TotalEnergies Capital International
3.127%, 05/29/2050	65,000	68,129
2.986%, 06/29/2041	25,000	25,588
TransCanada PipeLines
4.750%, 05/15/2038	85,000	101,692
Williams
6.300%, 04/15/2040	50,000	68,190
5.750%, 06/24/2044	55,000	72,214
2.600%, 03/15/2031	45,000	45,115

		1,820,208

FINANCIALS — 13.2%
AIA Group
3.200%, 09/16/2040 (A)	40,000	40,812
American International Group
6.250%, 05/01/2036	5,000	6,904
4.700%, 07/10/2035	5,000	6,016
4.500%, 07/16/2044	120,000	146,300
4.375%, 06/30/2050	50,000	62,241
3.400%, 06/30/2030	5,000	5,418
ASB Bank
2.375%, 10/22/2031 (A)	35,000	34,887

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of America
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	$170,000	$179,862
2.972%, VAR United States Secured Overnight Financing Rate + 1.560%, 07/21/2052	75,000	75,529
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	130,000	131,692
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	45,000	45,181
Bank of America MTN
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	10,000	12,062
2.676%, VAR United States Secured Overnight Financing Rate + 1.930%, 06/19/2041	30,000	28,907
Berkshire Hathaway Finance
4.200%, 08/15/2048	60,000	74,070
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	20,000	19,234
CI Financial
4.100%, 06/15/2051	40,000	43,863
Citigroup
4.650%, 07/23/2048	35,000	45,924
3.878%, VAR ICE LIBOR USD 3 Month + 1.168%, 01/24/2039	40,000	45,634
2.904%, VAR United States Secured Overnight Financing Rate + 1.379%, 11/03/2042	25,000	24,792
2.561%, VAR United States Secured Overnight Financing Rate + 1.167%, 05/01/2032	65,000	65,310
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	20,000	21,654
Everest Reinsurance Holdings
3.125%, 10/15/2052	45,000	44,113
Global Atlantic Finance
3.125%, 06/15/2031 (A)	25,000	25,096
Goldman Sachs Group
5.150%, 05/22/2045	40,000	52,857
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	100,000	114,400
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	5,000	4,980

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	$40,000	$40,223
1.992%, VAR United States Secured Overnight Financing Rate + 1.090%, 01/27/2032	25,000	23,967
Goldman Sachs Group MTN
4.800%, 07/08/2044	60,000	76,665
JPMorgan Chase
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	150,000	161,706
3.109%, VAR United States Secured Overnight Financing Rate + 2.460%, 04/22/2041	100,000	103,416
1.953%, VAR United States Secured Overnight Financing Rate + 1.065%, 02/04/2032	95,000	90,940
Liberty Mutual Group
3.951%, 10/15/2050 (A)	45,000	50,905
MetLife
4.721%, 12/15/2044	40,000	51,229
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	40,000	44,764
Morgan Stanley
3.217%, VAR United States Secured Overnight Financing Rate + 1.485%, 04/22/2042	105,000	110,122
Morgan Stanley MTN
2.802%, VAR United States Secured Overnight Financing Rate + 1.430%, 01/25/2052	85,000	83,902
2.511%, VAR United States Secured Overnight Financing Rate + 1.200%, 10/20/2032	15,000	14,967
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	40,000	39,056
Prudential Financial MTN
5.750%, 07/15/2033	10,000	13,109
3.700%, 03/13/2051	40,000	46,316
UBS MTN
4.500%, 06/26/2048 (A)	20,000	26,680
US Bancorp
2.491%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036	50,000	49,868

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	$65,000	$89,675
4.900%, 11/17/2045	25,000	32,087
4.400%, 06/14/2046	170,000	206,318
2.572%, VAR United States Secured Overnight Financing Rate + 1.262%, 02/11/2031	50,000	50,598

		2,764,251

HEALTH CARE — 9.2%
Abbott Laboratories
4.900%, 11/30/2046	25,000	34,746
4.750%, 11/30/2036	30,000	38,378
AbbVie
4.250%, 11/21/2049	135,000	162,179
4.050%, 11/21/2039	115,000	132,029
Amgen
3.375%, 02/21/2050	45,000	47,327
3.150%, 02/21/2040	55,000	56,310
3.000%, 01/15/2052	5,000	4,896
Anthem
3.600%, 03/15/2051	40,000	44,546
AstraZeneca
4.375%, 08/17/2048	20,000	26,083
BayCare Health System
3.831%, 11/15/2050	10,000	12,151
Baylor Scott & White Holdings
2.839%, 11/15/2050	15,000	15,288
Boston Scientific
4.700%, 03/01/2049	10,000	12,900
4.550%, 03/01/2039	35,000	42,314
Bristol-Myers Squibb
2.550%, 11/13/2050	65,000	62,088
2.350%, 11/13/2040	15,000	14,322
Cigna
3.400%, 03/15/2051	50,000	52,826
3.200%, 03/15/2040	55,000	56,550
CVS Health
5.050%, 03/25/2048	150,000	197,107
4.780%, 03/25/2038	10,000	12,220

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
3.250%, 08/15/2029	$80,000	$85,550
2.700%, 08/21/2040	70,000	67,010
DH Europe Finance II Sarl
3.400%, 11/15/2049	10,000	11,185
3.250%, 11/15/2039	30,000	32,028
Gilead Sciences
4.600%, 09/01/2035	30,000	36,247
4.500%, 02/01/2045	20,000	24,614
HCA
3.500%, 07/15/2051	55,000	55,696
Kaiser Foundation Hospitals
3.266%, 11/01/2049	20,000	21,785
3.002%, 06/01/2051	45,000	46,714
2.810%, 06/01/2041	35,000	35,418
New York and Presbyterian Hospital
2.606%, 08/01/2060	10,000	9,450
2.256%, 08/01/2040	15,000	14,124
Northwell Healthcare
4.260%, 11/01/2047	10,000	11,971
Novartis Capital
2.750%, 08/14/2050	80,000	81,791
Pfizer
2.700%, 05/28/2050	20,000	20,262
2.550%, 05/28/2040	40,000	39,723
Sutter Health
3.361%, 08/15/2050	20,000	21,426
Thermo Fisher Scientific
2.800%, 10/15/2041	30,000	30,074
2.000%, 10/15/2031	10,000	9,793
UnitedHealth Group
3.250%, 05/15/2051	135,000	146,517
3.050%, 05/15/2041	95,000	98,824

		1,924,462

INDUSTRIALS — 9.7%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	150,000	152,940
Boeing
5.930%, 05/01/2060	45,000	63,253
5.805%, 05/01/2050	130,000	178,135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
5.705%, 05/01/2040	$180,000	$231,173
3.625%, 02/01/2031	45,000	47,947
Burlington Northern Santa Fe
4.150%, 04/01/2045	110,000	135,060
Canadian Pacific Railway
6.125%, 09/15/2115	45,000	69,817
Carrier Global
3.577%, 04/05/2050	30,000	32,462
3.377%, 04/05/2040	25,000	26,120
Caterpillar
4.750%, 05/15/2064	30,000	43,600
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	405,000	493,096
General Dynamics
2.850%, 06/01/2041	10,000	10,326
General Electric
4.250%, 05/01/2040	80,000	95,585
Lockheed Martin
4.500%, 05/15/2036	35,000	42,872
Norfolk Southern
3.155%, 05/15/2055	20,000	20,702
Northrop Grumman
4.030%, 10/15/2047	100,000	119,777
Raytheon Technologies
4.500%, 06/01/2042	170,000	208,982
Union Pacific
3.799%, 10/01/2051	70,000	83,028

		2,054,875

INFORMATION TECHNOLOGY — 6.4%
Analog Devices
2.950%, 10/01/2051	35,000	36,354
2.800%, 10/01/2041	25,000	25,405
Apple
3.850%, 05/04/2043	10,000	11,797
2.650%, 02/08/2051	110,000	108,488
2.375%, 02/08/2041	250,000	243,021
Broadcom
3.750%, 02/15/2051 (A)	10,000	10,306
3.500%, 02/15/2041 (A)	30,000	29,806

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Deutsche Telekom
3.625%, 01/21/2050 (A)	$10,000	$10,758
Intel
3.734%, 12/08/2047	55,000	62,149
Microsoft
3.450%, 08/08/2036	45,000	51,660
3.041%, 03/17/2062	70,000	75,216
2.921%, 03/17/2052	195,000	206,271
NVIDIA
3.500%, 04/01/2040	15,000	16,754
3.500%, 04/01/2050	10,000	11,435
Oracle
3.950%, 03/25/2051	100,000	108,301
3.650%, 03/25/2041	100,000	104,630
salesforce.com
3.050%, 07/15/2061	20,000	20,844
2.900%, 07/15/2051	45,000	46,244
2.700%, 07/15/2041	40,000	40,136
TSMC Arizona
3.125%, 10/25/2041	20,000	20,817
Visa
2.700%, 04/15/2040	90,000	92,123

		1,332,515

MATERIALS — 2.2%
International Flavors & Fragrances
5.000%, 09/26/2048	5,000	6,569
3.468%, 12/01/2050 (A)	65,000	69,585
3.268%, 11/15/2040 (A)	40,000	41,152
LYB International Finance III
4.200%, 05/01/2050	90,000	105,241
3.625%, 04/01/2051	5,000	5,316
Martin Marietta Materials
3.200%, 07/15/2051	15,000	15,364
Minera Mexico
4.500%, 01/26/2050 (A)	55,000	60,087
Newmont
5.875%, 04/01/2035	120,000	158,226

		461,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 1.3%
Agree
2.600%, 06/15/2033	$40,000	$39,486
American Homes 4 Rent
3.375%, 07/15/2051	5,000	5,138
Extra Space Storage
2.350%, 03/15/2032	15,000	14,609
Life Storage
2.400%, 10/15/2031	15,000	14,815
Regency Centers
4.650%, 03/15/2049	50,000	62,409
Rexford Industrial Realty
2.150%, 09/01/2031	10,000	9,574
Spirit Realty
2.700%, 02/15/2032	100,000	98,763
Sun Communities Operating
2.700%, 07/15/2031	35,000	35,219

		280,013

UTILITIES — 10.4%
AEP Texas
3.450%, 01/15/2050	45,000	47,278
AEP Transmission
3.650%, 04/01/2050	25,000	28,496
AES
2.450%, 01/15/2031	30,000	29,381
Ameren Illinois
4.500%, 03/15/2049	45,000	58,920
American Water Capital
3.450%, 05/01/2050	40,000	43,509
Arizona Public Service
3.500%, 12/01/2049	15,000	16,181
Baltimore Gas and Electric
2.900%, 06/15/2050	35,000	35,286
Berkshire Hathaway Energy
4.250%, 10/15/2050	25,000	30,899
Commonwealth Edison
3.000%, 03/01/2050	50,000	51,412
Consumers Energy
2.500%, 05/01/2060	30,000	27,464

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Dominion Energy
3.375%, 04/01/2030	$50,000	$53,803
Duke Energy Carolinas
4.000%, 09/30/2042	60,000	68,913
Duke Energy Florida
6.350%, 09/15/2037	60,000	87,167
Duke Energy Ohio
4.300%, 02/01/2049	70,000	86,944
Emera US Finance
4.750%, 06/15/2046	35,000	41,899
Entergy
3.750%, 06/15/2050	35,000	38,258
Entergy Arkansas
2.650%, 06/15/2051	35,000	33,424
Entergy Louisiana
3.100%, 06/15/2041	50,000	51,770
Eversource Energy
3.450%, 01/15/2050	11,000	11,770
Exelon
4.950%, 06/15/2035	50,000	60,542
Exelon Generation
6.250%, 10/01/2039	15,000	19,166
5.750%, 10/01/2041	20,000	24,455
5.600%, 06/15/2042	65,000	78,691
Florida Power & Light
4.125%, 02/01/2042	50,000	60,490
Georgia Power
3.700%, 01/30/2050	40,000	43,466
MidAmerican Energy
3.150%, 04/15/2050	30,000	31,997
Monongahela Power
5.400%, 12/15/2043 (A)	35,000	45,743
NiSource
4.375%, 05/15/2047	30,000	36,216
Northern States Power
2.900%, 03/01/2050	40,000	41,210
Oglethorpe Power
5.375%, 11/01/2040	65,000	81,604
3.750%, 08/01/2050	65,000	70,842

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Oncor Electric Delivery
7.250%, 01/15/2033	$65,000	$94,757
5.300%, 06/01/2042	65,000	88,980
3.700%, 05/15/2050	80,000	94,671
Pacific Gas and Electric
4.200%, 06/01/2041	30,000	30,199
3.500%, 08/01/2050	50,000	47,483
PacifiCorp
3.300%, 03/15/2051	40,000	42,286
Potomac Electric Power
4.150%, 03/15/2043	35,000	41,610
PPL Electric Utilities
3.000%, 10/01/2049	45,000	47,503
Public Service of Colorado
6.250%, 09/01/2037	50,000	73,396
2.700%, 01/15/2051	45,000	44,470
San Diego Gas & Electric
3.320%, 04/15/2050	10,000	10,675
Sempra Energy
4.000%, 02/01/2048	20,000	22,571
3.800%, 02/01/2038	30,000	33,185
Southern California Edison
3.650%, 02/01/2050	60,000	64,454
Tucson Electric Power
4.000%, 06/15/2050	5,000	5,950

		2,179,386

TOTAL CORPORATE OBLIGATIONS
(Cost $16,952,100)		17,500,044

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds
2.375%, 05/15/2051	955,000	1,048,112
1.750%, 08/15/2041	164,000	157,594

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,195,902)		1,205,706

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
MUNICIPAL BONDS — 4.8%

	Face Amount	Value
CALIFORNIA — 2.3%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	$100,000	$164,223
California State, GO
7.550%, 04/01/2039	100,000	168,400
Regents of the University of California Medical Center Pooled Revenue, Ser H, RB
6.548%, 05/15/2048	100,000	155,369

		487,992

NEW YORK — 0.7%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100,000	137,040

TEXAS — 1.8%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	50,000	69,964
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	168,509
Texas State, GO
5.517%, 04/01/2039	100,000	143,062

		381,535

TOTAL MUNICIPAL BONDS
(Cost $974,204)		1,006,567

SOVEREIGN DEBT — 2.8%
Mexico Government International Bond
5.750%, 10/12/2110	65,000	75,091
5.000%, 04/27/2051	120,000	134,648
4.280%, 08/14/2041	15,000	15,588
3.250%, 04/16/2030	50,000	51,080
Panama Government International Bond
4.500%, 04/16/2050	65,000	71,699
3.870%, 07/23/2060	40,000	39,835
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	10,000	9,998

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

SCHEDULE OF INVESTMENTS
SOVEREIGN DEBT — continued

	Face Amount	Value
Peruvian Government International Bond
3.550%, 03/10/2051	$5,000	$5,033
2.844%, 06/20/2030	25,000	25,303
Philippine Government International Bond
3.200%, 07/06/2046	60,000	60,347
2.950%, 05/05/2045	25,000	24,357
Uruguay Government International Bond
5.100%, 06/18/2050	50,000	65,051

TOTAL SOVEREIGN DEBT
(Cost $577,686)		578,030

TOTAL INVESTMENTS — 96.8%
(Cost $19,699,892)		$20,290,347

Percentages are based on Net Assets of $20,955,155.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2021, the value of these securities amounted to $1,105,409, representing 5.3% of the Net Assets of the Fund.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

VAR — Variable Rate

USD — U.S. Dollar

As of October 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $19,699,892)	$20,290,347
Cash and Cash Equivalents	636,366
Dividends and Interest Receivable	168,570
Receivable from Investment Adviser	33,828
Receivable for Investment Securities Sold	10,419
Prepaid Expenses	430

Total Assets	21,139,960

Liabilities:
Payable for Investment Securities Purchased	96,791
Payable for Audit Expenses	28,000
Payable due to Administrator	8,493
Chief Compliance Officer Fees Payable	5,333
Payable due to Trustees	4,943
Interest Payable	221
Other Accrued Expenses	41,024

Total Liabilities	184,805

Net Assets	$20,955,155

NET ASSETS CONSIST OF:
Paid-in Capital	$20,228,900
Total Distributable Earnings	726,255

Net Assets	$20,955,155

W Class Shares
Net Assets	$20,955,155
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,022,043

Net Asset Value, Offering and Redemption Price Per Share	$10.36

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund* For the Period Ended October 31, 2021

STATEMENT OF OPERATIONS

Investment Income
Interest	$258,634
Less: Foreign Taxes Withheld	(209)

Total Investment Income	258,425

Expenses
Administration Fees - (Note 4)	43,013
Investment Advisory Fees - (Note 5)	20,437
Trustees’ Fees	9,800
Chief Compliance Officer Fees - (Note 3)	5,333
Transfer Agent Fees - (Note 4)	34,799
Audit Fees	28,000
Legal Fees	24,000
Deferred Offering Costs - (Note 2)	23,743
Pricing Fees	9,797
Custodian Fees - (Note 4)	7,689
Printing Fees	6,000
Registration Fees	1,932
Insurance and Other Expenses	4,502

Total Expenses	219,045

Less:
Investment Advisory Fees Waived	(20,437)
Reimbursement of Expense from Investment Adviser	(171,951)

Net Expenses	26,657

Net Investment Income	231,768

Net Realized Gain on:
Investments	132,833

Net Realized Gain	132,833

Net Change in Unrealized Appreciation on:
Investments	590,455

Net Change in Unrealized Appreciation	590,455

Net Realized and Unrealized Gain on Investments	723,288

Net Increase in Net Assets Resulting from Operations	$955,056

*Commenced operations on May 27, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2021(1)
Operations:
Net Investment Income	$231,768
Net Realized Gain on Investments	132,833
Net Change in Unrealized Appreciation on Investments	590,455

Net Increase in Net Assets Resulting from Operations	955,056

Distributions
W Class Shares	(228,801)

Total Distributions	(228,801)

Capital Share Transactions:
W Class Shares:
Issued	20,000,099
Reinvestment of Dividends	228,801
Redeemed	—

Increase from W Class Shares Capital Share Transactions	20,228,900

Total Increase in Net Assets	20,955,155

Net Assets:
Beginning of Period	—

End of Period	$20,955,155

Shares Issued and Redeemed:
W Class Shares:
Issued	2,000,010
Reinvestment of Dividends	22,033
Redeemed	—

Increase in Shares Outstanding from W Class Share Transactions	2,022,043

Net Increase in Shares Outstanding from Share Transactions	2,022,043

(1)	Commenced operations on May 27, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

W Class Shares
Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.12
Net Realized and Unrealized Gain on Investments	0.35

Total from Operations	0.47

Dividends and Distributions from:
Net Investment Income	(0.11)

Total Dividends and Distributions	(0.11)

Net Asset Value, End of Period	$10.36

Total Return †	4.74%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,955
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.30%**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	2.47%**
Ratio of Net Investment Income to Average Net Assets	2.61%**
Portfolio Turnover Rate†	42%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on May 27, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the LGIM America Long Duration U.S. Credit Fund (the “Fund”). The Fund seeks to maximize total return through capital appreciation and current income. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

The Fund commenced operations on May 27, 2021.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2021, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2021, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended October 31, 2021, the Fund incurred deferred offering costs of $23,743.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2021, the Fund paid $43,013 for these services.

The Fund has adopted a shareholder services plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the Fund’s Institutional Class Shares’ average net assets. W Class Shares do not have shareholder servicing fees. For the period ended October 31, 2021, the Institutional Class Shares had not commenced operations.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Legal & General Investment Management America, Inc., (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.30% of the Fund’s average daily net assets until February 28, 2022 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended October 31, 2021. As of October 31, 2021, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $20,437, expiring in 2024.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2021, were as follows:

	U.S. Government	Other	Total
Purchases	$5,452,979	$21,204,014	$26,656,993
Sales	4,290,776	2,771,687	7,062,463

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of foreign currency translations, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions declared during the period ended October 31, were as follows:

	Ordinary Income	Total
2021	$228,801	$228,801

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$153,245
Unrealized Appreciation	573,011
Other Temporary Differences	(1)

Total Distributable Earnings	$726,255

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the period ended October 31, 2021, the Fund did not utilize capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$19,717,336	$590,645	$(17,634)	$573,011

8. Other:

At October 31, 2021, 100% of W Class Shares outstanding were held by one record shareholder. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Supranational Entities Risk – Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Industrials Sector Risk — A fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Financials Sector Risk – Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations,

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Advisors’ Inner Circle Fund III and Shareholders of LGIM America Long Duration U.S. Credit Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LGIM America Long Duration U.S. Credit Fund (the Fund), including the schedule of investments, as of October 31, 2021, the related statement of operations and statement of changes in net assets for the period from May 27, 2021 (commencement of operations) through October 31, 2021, and the related notes (collectively, the financial statements) and the financial highlights for the period from May 27, 2021 (commencement of operations) through October 31, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations, changes in its net assets, and the financial highlights for the period from May 27, 2021 (commencement of operations) through October 31, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2021, by correspondence with custodians and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

Philadelphia, Pennsylvania

December 23, 2021

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THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2021 to October 31, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

DISCLOSURE OF FUND EXPENSES (unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/21	Ending Account Value 10/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
W Class Shares	$1,000.00	$1,003.00	0.30%	$1.29
Hypothetical 5% Return
W Class Shares	$1,000.00	$1,020.22	0.30%	$1.30

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 157/365 (to reflect since inception to period end).

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES 2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
NICHELLE MAYNARD ELLIOTT (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

Mr. Doran is a Trustee who may be an “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-833-44-LGIMA. The following chart lists Trustees and Officers as of October 31, 2021.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, JP Morgan Active Exchange-Traded Funds (33 Portfolios) and Symmetry Panoramic Trust (8 Portfolios).

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President (since 2017) Secretary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.

ERIC C. GRIFFITH (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
MATTHEW M. MAHER (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

ANDREW METZGER (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
ROBERT MORROW (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
ALEXANDER F. SMITH (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anit-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

Other Directorships Held in the Past Five Years

None.

None.

None.

None.

None.

None.
None.

None.

None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 11, 2020 to decide whether to approve the Agreement for an initial two-year term (the “September Meeting”). The September Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the September Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the September Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the September Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the September Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund October 31, 2021

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividend (4)	Short-Term Capital Gain Dividend (5)
0.00%	100.00%	100.00%	0.00%	0.00%	3.21%	63.25%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2021. Complete information will be computed and reported with your 2021 Form 1099-DIV.

Legal & General Investment Management

LGIMA Funds

P.O. Box 219009

Kansas City, MO 64121-9009

www.lgima.com/funds

Adviser:

Legal & General Investment Management America, Inc.

71 South Wacker Drive

Chicago, IL 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LGI-AR-001-0100

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$730,515	None	$11,990	$581,815	None	$607,218
(b)	Audit-Related Fees	$4,000	None	None	$4,000	None	None
(c)	Tax Fees(2)	None	None	$90,000	None	None	$505,050
(d)	All Other Fees	None	None	$1,473	None	None	$15,941

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$128,050	None	None	$76,830	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$26,800	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by KPMG (“KPMG”) relate to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2021				2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$25,000	None	None		None	None	None
(b)	Audit-Related Fees	None	None	None		None	None	None
(c)	Tax Fees	None	None	None		None	None	None
(d)	All Other Fees	None	None	$206,957	(3)	None	None	$200,314	(3)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $91,473 and $520,991 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $206,957 and $200,314 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by,

or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: January 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO
Date: January 7, 2022